SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Value-added-tax ("VAT") (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Value-added-tax ("VAT")
VAT recoverable	¥ 164,743	¥ 229,090
VAT recoverable	1,155,586	2,218,944
Current assets
Value-added-tax ("VAT")
VAT recoverable	164,743	229,090
Noncurrent assets
Value-added-tax ("VAT")
VAT recoverable	1,155,586	2,218,944
Accrued expenses and other payables
Value-added-tax ("VAT")
VAT payables	¥ 20,297	¥ 19,251